Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
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Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT

The movements of property, plant and equipment for the years ended December 31, 2016 and 2017 are as follows:

	2016
	Buildings	Tele- communications equipment	Office furniture, fixtures, motor vehicles and other equipment	Leasehold improvements	CIP	Total
Cost:
Beginning of year	62,969	838,995	19,464	3,878	97,601	1,022,907
Additions	57	748	427	186	70,418	71,836
Transfer from CIP	4,211	79,808	748	301	(85,068)	—
Transfer to other assets	—	—	—	—	(4,046)	(4,046)
Disposals	(97)	(43,099)	(632)	(330)	—	(44,158)

End of year	67,140	876,452	20,007	4,035	78,905	1,046,539

Accumulated depreciation and impairment:
Beginning of year	(26,612)	(525,244)	(14,059)	(2,256)	(105)	(568,276)
Charge for the year	(2,621)	(62,932)	(1,516)	(681)	—	(67,750)
Disposals	59	39,704	589	250	—	40,602

End of year	(29,174)	(548,472)	(14,986)	(2,687)	(105)	(595,424)

Net book value:
End of year	37,966	327,980	5,021	1,348	78,800	451,115

Beginning of year	36,357	313,751	5,405	1,622	97,496	454,631

	2017
	Buildings	Tele- communications equipment	Office furniture, fixtures, motor vehicles and other equipment	Leasehold improvements	CIP	Total
Cost:
Beginning of year	67,140	876,452	20,007	4,035	78,905	1,046,539
Additions	129	293	426	290	41,510	42,648
Transfer from CIP	4,219	58,535	783	284	(63,821)	—
Transfer to other assets	—	—	—	—	(4,376)	(4,376)
Disposals	(411)	(64,588)	(1,046)	(319)	—	(66,364)

End of year	71,077	870,692	20,170	4,290	52,218	1,018,447

Accumulated depreciation and impairment:
Beginning of year	(29,174)	(548,472)	(14,986)	(2,687)	(105)	(595,424)
Charge for the year	(2,765)	(62,311)	(1,386)	(810)	—	(67,272)
Disposals	225	59,384	928	308	—	60,845

End of year	(31,714)	(551,399)	(15,444)	(3,189)	(105)	(601,851)

Net book value:
End of year	39,363	319,293	4,726	1,101	52,113	416,596

Beginning of year	37,966	327,980	5,021	1,348	78,800	451,115

As of December 31, 2017, the net book value of assets held under finance leases was approximately RMB789 million (2016: approximately RMB582 million).

For the year ended December 31, 2017, interest expense of approximately RMB670 million (2015: approximately RMB936 million; 2016: approximately RMB769 million) was capitalized to CIP. The capitalized borrowing rate represents the cost of capital for raising the related borrowings and varied from 3.21% to 3.88% for the year ended December 31, 2017 (2015: 3.40% to 4.33%; 2016: 3.33% to 3.79%).

For the year ended December 31, 2017, the Group disposed certain property, plant and equipment with carrying amounts RMB5,519 million (2015: RMB41,925 million 2016: RMB3,556 million) for sales proceeds of RMB2,030 million (2015: RMB49,176 million 2016: RMB3,201 million) in total, resulting in a net loss on disposal of property, plant and equipment of approximately RMB3,489 million (2015: a net gain of approximately RMB7,251 million, including the gain on the Group’s Tower Assets Disposal of approximately RMB9,246 million; 2016: a net loss of approximately RMB355 million), mainly as a result of Group’s ongoing upgrade of its broadband network. In order to achieve a higher speed of transmission, the Group is gradually replacing copper cabling broadband network by optical fibre broadband network. Subscribers’ migration progress, which is voluntary, is not entirely predictable. When all subscribers of a copper broadband network site have migrated to optical fibre broadband network site, the old broadband related equipment became idle and were then disposed by the Group.